Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares		Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance as at Dec. 31, 2019	$ 51		$ 5	$ 78	$ 29,753	$ (26,310)	$ 3,577
Balance as (in Shares) at Dec. 31, 2019	2,568,960		1,496,880	5,714,400
Exercise of share options into Ordinary Shares (Note 12)		[1]			11		11
Exercise of share options into Ordinary Shares (Note 12) (in Shares)	9,800
Share-based compensation (Note 12)					120		120
Share-based compensation (Note 12) (in Shares)
Net loss for the year						(2,459)	(2,459)
Balance at Dec. 31, 2020	$ 51		$ 5	$ 78	29,884	(28,769)	1,249
Balance (in Shares) at Dec. 31, 2020	2,578,760		1,496,880	5,714,400
Share-based compensation (Note 12)					157		157
Net loss for the year						(952)	(952)
Balance at Dec. 31, 2021	$ 51		$ 5	$ 78	30,041	(29,721)	454
Balance (in Shares) at Dec. 31, 2021	2,578,760		1,496,880	5,714,400
Share-based compensation (Note 12)					222		222
Contribution to equity due to free interest loan from controlling shareholder (Note 14)					112		112
Net loss for the year						(1,248)	(1,248)
Balance at Dec. 31, 2022	$ 51		$ 5	$ 78	$ 30,375	$ (30,969)	$ (460)
Balance (in Shares) at Dec. 31, 2022	2,578,760		1,496,880	5,714,400

[1]	Representing an amount less than $1.